Income Taxes - Summary of loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Income (Loss) Attributable to Parent [Abstract]
Domestic			$ (258,167)	$ (68,293)	$ (53,179)
Foreign			0	0	0
Loss before taxes	$ (85,713)	$ (158,972)	$ (258,167)	$ (68,293)	$ (53,179)